Note 14 - Earnings Per Share (Details) (Non-Vested Restricted Shares [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Vested Restricted Shares [Member]
Note 14 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	230,713	74,761	74,761